U.S. SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                            FORM 13F
                           COVER PAGE

Report for the Calendar Year or Quarter Ended September 30, 2008

Check here if Amendment [  ]: Amendment Number
     This Amendment (check only one):   [  ]  is a restatement.
                                   	[  ]  adds new holdings
entries.

Institutional Investment Manager Filing this Report:

Name:     EquiTrust Investment Management Services, Inc.
Address:  5400 University Avenue  West Des Moines  Iowa   50266-
5997

Form 13F File Number:    28-03441

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Dennis M. Marker
Title:    Chief Compliance Officer
Phone:    (515) 225-5522

Signature, Place and Date of Signing:

/s/ Dennis M. Marker        West Des Moines, IA      11/13/2008
Signature                   City, State              Date

Report Type (check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in the report.
[  ] 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).) [ ] 13F COMBINATIONS REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:          None

                            FORM 13F
                          SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 213
Form 13F Information Table Value Total: $560,007

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None

						             FORM 13F

									     Item 6:Inv Discretion
              Item 1:              Item 2:  Item 3:    Item 4:    Item 5: (a)Sole(b)Share (c)Shared Item 7:      Item 8:
                                   Title               Total                       as def.  Other          Voting Auth (Shares)
          Name of Issuer          of Class   Cusip    Mktvalue     Shares          Instr.V          Mgrs  (a)Sole(b)Shared(c)None
AT&T INC                           COM      00206R102     3,265     116,951   x                             x
ABBOTT LABORATORIES                COM      002824100     5,610      97,433   x                             x
ABITIBIBOWATER INC                 COM      003687100       116      29,950   x                             x
ADAMS EXPRESS COMPANY              MF       006212104     1,419     131,619   x                             x
ADOBE SYSTEMS INC                  COM      00724F101       908      23,000   x                             x
AGILENT TECHNOLOGIES INC           COM      00846U101       570      19,210   x                             x
ALCOA INC                          COM      013817101     1,115      49,402   x                             x
ALLSTATE CORP                      COM      020002101     1,021      22,130   x                             x
ALTRIA GROUP INC                   COM      02209S103     1,597      80,513   x                             x
AMERICAN EXPRESS COMPANY           COM      025816109     3,131      88,375   x                             x
AMERICAN INT'L GROUP INC           COM      026874107       128      38,485   x                             x
AMERIPRISE FINANCIAL INC           COM      03076C106       653      17,082   x                             x
AMGEN INC                          COM      031162100     2,987      50,397   x                             x
ANADARKO PETROLEUM CORP            COM      032511107     1,946      40,115   x                             x
ANHEUSER-BUSCH COS                 COM      035229103     3,662      56,435   x                             x
APACHE CORP                        COM      037411105     2,775      26,610   x                             x
APPLE COMPUTER INC                 COM      037833100       966       8,500   x                             x
APPLIED MATERIALS INC.             COM      038222105       585      38,660   x                             x
ATMOS ENERGY                       COM      049560105     1,761      66,147   x                             x
BAKER HUGHES INC                   COM      057224107     1,512      24,980   x                             x
BANK OF AMERICA                    COM      060505104     4,763     136,083   x                             x
BANK OF AMERICA                    PFD      060505831     1,089      60,000   x                             x
BANK OF NEW YORK MELLON CORP       COM      064058100     2,077      63,760   x                             x
BARCLAYS BANK PLC                  PFD      06738C794       880      16,368   x                             x
BARRICK GOLD CORP                  COM      067901108     5,327     144,981   x                             x
BECTON DICKINSON & CO.             COM      075887109     2,716      33,835   x                             x
BED BATH & BEYOND INC              COM      075896100       567      18,050   x                             x
BIOGEN IDEC INC                    COM      09062X103       337       6,700   x                             x
BLACKROCK PROVIDENT T-FUND         MF       09248U718     7,757   7,757,459   x                             x
BOEING COMPANY                     COM      097023105     2,517      43,893   x                             x
BRISTOL-MYERS SQUIBB CO            COM      110122108     1,363      65,352   x                             x
BUCKEYE PARTNERS                   COM      118230101       738      19,900   x                             x
CBS CORP                           COM      124857202       288      19,719   x                             x
CIT GROUP INC                      PFD      125581306       563      10,000   x                             x
CMS ENERGY CORP                    COM      125896100       819      65,650   x                             x
CATERPILLAR INC                    COM      149123101     2,725      45,728   x                             x
CHEVRON CORP                       COM      166764100     7,359      89,223   x                             x
CHIPOTLE MEXICAN GRILL             COM      169656105       266       4,800   x                             x
CISCO SYSTEMS INC                  COM      17275R102     5,608     248,580   x                             x
CINTAS CORP                        COM      172908105     1,761      61,350   x                             x
CITIGROUP INC                      COM      172967101     3,142     153,204   x                             x
COCA-COLA COMPANY                  COM      191216100     4,966      93,903   x                             x
COCA-COLA FEMSA SAB-SP ADR         COM      191241108       515      10,200   x                             x
COLGATE PALMOLIVE CO               COM      194162103     2,708      35,940   x                             x
COMCAST CORP                       COM      20030N101     2,360     120,215   x                             x
CONOCOPHILLIPS                     COM      20825C104     3,529      48,178   x                             x
CORNING GLASS INC                  COM      219350105     1,012      64,700   x                             x
DANAHER CORP                       COM      235851102       458       6,600   x                             x
DARLING INTERNATIONAL INC          COM      237266101     1,109      99,810   x                             x
DELL INC                           COM      24702R101       835      50,688   x                             x
DEVON ENERGY CORP                  COM      25179M103     1,795      19,680   x                             x
DIAGEO PLC-SPONSORED ADR           COM      25243Q205       771      11,200   x                             x
DISNEY (WALT) COMPANY              COM      254687106     1,807      58,889   x                             x
DONNELLEY (R.R.) & SONS CO         COM      257867101       894      36,455   x                             x
DOW CHEMICAL                       COM      260543103     1,684      52,993   x                             x
DR PEPPER SNAPPLE GROUP            COM      26138E109       879      33,200   x                             x
DU PONT (E.I.) DE NEMOURS          COM      263534109     3,974      98,619   x                             x
EMC CORP                           COM      268648102     2,987     249,768   x                             x
EMC INSURANCE GROUP INC            COM      268664109     2,862      97,093   x                             x
EBAY INC                           COM      278642103       897      40,065   x                             x
EMBARQ CORP                        COM      29078E105       657      16,200   x                             x
EMERSON ELECTRIC                   COM      291011104       502      12,300   x                             x
ENBRIDGE ENERGY PARTNERS           COM      29250R106       772      19,400   x                             x
ENTERGY MISSISSISPPI INC           PFD      29364N850     1,295      50,000   x                             x
EQUITRUST SERIES FUND, INC         MF       294937701     1,705     126,991   x                             x
EQUITRUST SERIES FUND, INC         MF       294937800       236      24,834   x                             x
EQUITRUST SERIES FUND, INC         MF       294937867     2,411   2,411,336   x                             x
EQUITRUST SERIES FUND, INC         MF       294937875       152      11,302   x                             x
EQUITRUST SERIES FUND, INC         MF       294937883       959     114,152   x                             x
EQUITRUST MONEY MARKET FUND        MF       294938105       725     725,136   x                             x
EVERGREEN INST TREAS MMKT-IV       MF       299920439        25      25,109   x                             x
EXELON CORP                        COM      30161N101     2,462      39,323   x                             x
EXTERRAN HOLDING INC               COM      30225X103       368      11,500   x                             x
EXXON MOBIL CORPORATION            COM      30231G102    10,353     133,309   x                             x
FEDERAL NATIONAL MTG ASSN          PFD      313586794        43      17,300   x                             x
FEDERAL SIGNAL CORP                COM      313855108     1,188      86,700   x                             x
ARTHUR J GALLAGHER & CO            COM      363576109     1,415      55,130   x                             x
GENERAL ELECTRIC COMPANY           COM      369604103    12,578     493,265   x                             x
GENERAL MOTORS CORPORATION         COM      370442105       252      26,694   x                             x
GENUINE PARTS CO                   COM      372460105       860      21,400   x                             x
GENWORTH FINANCIAL INC             PFD      37247D403       860      20,000   x                             x
H & Q LIFE SCIENCES                MF       404053100     1,262     119,315   x                             x
HELMERICH & PAYNE                  COM      423452101     1,308      30,280   x                             x
HEWLETT-PACKARD CO.                COM      428236103     3,817      82,552   x                             x
HONEYWELL INTERNATIONAL INC        COM      438516106     5,274     126,926   x                             x
ITT CORP                           COM      450911102     2,607      46,880   x                             x
ILLINOIS TOOL WORKS                COM      452308109     1,993      44,840   x                             x
INTEL CORP                         COM      458140100     2,885     154,052   x                             x
INTEGRYS ENERGY                    COM      45822P105     2,382      47,700   x                             x
INT'L BUSINESS MACHINES CORP       COM      459200101     2,772      23,703   x                             x
INTERSTATE P&L CO                  PFD      461070872     4,825     178,700   x                             x
ISHARES                            COM      464286848       539      50,600   x                             x
ISHARES                            MF       464287101     3,761      70,910   x                             x
ISHARES                            MF       464287200       203       1,740   x                             x
ISHARES                            MF       464287234     3,506     102,615   x                             x
ISHARES                            MF       464287309     1,933      34,043   x                             x
ISHARES                            MF       464287408     1,882      31,443   x                             x
ISHARES                            MF       464287465     7,086     125,870   x                             x
ISHARES                            MF       464287473       915      23,334   x                             x
ISHARES                            MF       464287564     2,297      29,960   x                             x
ISHARES                            MF       464287598     9,236     144,562   x                             x
ISHARES                            MF       464287606       862      11,500   x                             x
ISHARES                            MF       464287614     8,415     173,325   x                             x
ISHARES                            MF       464287630     9,357     139,156   x                             x
ISHARES                            MF       464287648     7,734     109,392   x                             x
ISHARES                            MF       464288422       600      18,832   x                             x
JP MORGAN CHASE & CO               COM      46625H100     3,529      75,570   x                             x
JP MORGAN CHASE & CO               PFD      46625HHA1       842       1,000   x                             x
JANUS GROWTH & INCOME FUND         MF       471023200     1,538      57,906   x                             x
JOHNSON & JOHNSON                  COM      478160104    12,231     176,546   x                             x
JPMORGAN US TREAS PL MMK-AG        MF       4812C2$08    77,962  77,962,017   x                             x
JPMORGAN US TREAS PL MMK-AG        MF       4812C2$J8    13,395  13,394,872   x                             x
KV PHARMACEUTICAL CO - CLASS A     COM      482740206     1,188      52,300   x                             x
KIMBERLY-CLARK                     COM      494368103     3,266      50,370   x                             x
KINDER MORGAN MANAGEMENT LLC       COM      49455U100     2,110      42,878   x                             x
KRAFT FOODS INC                    COM      50075N104     3,066      93,620   x                             x
KROGER CO                          COM      501044101       714      25,985   x                             x
LILLY (ELI) & CO                   COM      532457108     1,282      29,124   x                             x
LINCOLN NATIONAL CORP              COM      534187109       771      18,000   x                             x
MBIA INC                           COM      55262C100       135      11,334   x                             x
MAGELLAN MIDSTREAM PRTNS           COM      559080106       723      22,300   x                             x
MCDONALDS CORPORATION              COM      580135101     4,431      71,814   x                             x
MEDTRONIC INC                      COM      585055106     2,452      48,945   x                             x
MERCK & CO INC                     COM      589331107     1,615      51,188   x                             x
MERIDIAN GROWTH FUND INC           MF       589619105     1,590      48,261   x                             x
METLIFE INC                        COM      59156R108     2,034      36,330   x                             x
METLIFE INC                        PFD      59156R504       720      60,000   x                             x
MICROSOFT CORP                     COM      594918104     8,087     302,979   x                             x
MOTOROLA INC                       COM      620076109       429      60,114   x                             x
MYLAN INC                          COM      628530107     1,246     109,125   x                             x
NATIONAL CITY CORP                 COM      635405103        53      30,055   x                             x
NEW YORK COMMUNITY BANCORP         COM      649445103     1,975     117,655   x                             x
NEWMONT MINING CORP                COM      651639106     2,023      52,195   x                             x
NEWS CORP INC                      COM      65248E104       485      40,485   x                             x
NEWS CORP INC                      COM      65248E203       564      46,400   x                             x
NORTHERN INSTL                     MF       665278$PW       251     251,220   x                             x
NORTHERN INSTL                     MF       665278107     2,384   2,384,398   x                             x
NOVARTIS AG-ADR                    COM      66987V109     1,523      28,820   x                             x
OCCIDENTAL PETROLEUM CO            COM      674599105     3,549      50,375   x                             x
OLD REPUBLIC INTERNATIONAL         COM      680223104       567      44,500   x                             x
ORACLE CORPORATION                 COM      68389X105     4,550     224,041   x                             x
PNC FINANCIAL SERVICES             PFD      693475AJ4     7,491       8,000   x                             x
PAYCHEX INC                        COM      704326107       799      24,200   x                             x
PEPCO HOLDINGS INC                 COM      713291102     1,210      52,800   x                             x
PEPSICO INC                        COM      713448108     4,557      63,940   x                             x
PFIZER INC                         COM      717081103     6,686     362,570   x                             x
PHILIP MORRIS INTL INC             COM      718172109     3,873      80,513   x                             x
PINNACLE WEST CAPITAL              COM      723484101     1,910      55,515   x                             x
POWERSHARES ZACKS MICRO CAP        MF       73935X740       857      68,207   x                             x
PRESTON CORP                       DEB CONV 741130AA6       237     247,000   x                             x
T ROWE PRICE GROWTH STOCK FUND     MF       741479109     1,626      63,917   x                             x
PRINCIPAL FINANCIAL GROUP          PFD      74251V201     9,838     100,000   x                             x
PRINCIPAL FINANCIAL GROUP          PFD      74251V300     4,300     200,000   x                             x
PROCTER AND GAMBLE CO.             COM      742718109     8,999     129,133   x                             x
PROTECTIVE LIFE                    COM      743674103       556      19,500   x                             x
QUALCOMM INC                       COM      747525103       420       9,785   x                             x
QUEST DIAGNOSTIC INC               COM      74834L100     1,783      34,500   x                             x
REGIONS TREASURY MONEY MARKET      MF       75913Q878        51      51,295   x                             x
ROWAN COMPANIES INC                COM      779382100     1,407      46,055   x                             x
SG PREFERRED CAPITAL II            PFD      784210304     2,522       2,500   x                             x
SLM CORP                           COM      78442P106       206      16,700   x                             x
STANDARD AND POORS 500 INDEX       COM      78462F103     4,667      40,240   x                             x
SPDR                               MF       78463X509       530      10,280   x                             x
SCHERING-PLOUGH                    COM      806605101     1,120      60,625   x                             x
SIGMA DESIGNS INC                  COM      826565103       555      39,000   x                             x
SOUTHERN CALIFORNIA EDISON         PFD      842400749       477       5,000   x                             x
SOUTHERN CALIFORNIA EDISON         PFD      842400756     1,485      15,000   x                             x
SOUTHERN CO                        COM      842587107     1,305      34,619   x                             x
SOVEREIGN CAPITAL TR V             PFD      84604V204       344      40,000   x                             x
SPRINT NEXTEL CORP                 COM      852061100       465      76,207   x                             x
STRYKER CORP                       COM      863667101     1,576      25,295   x                             x
SUPER VALU STORES INC              COM      868536103       287      13,205   x                             x
SYMANTEC CORP                      COM      871503108     1,245      63,585   x                             x
SYSCO CORP                         COM      871829107     1,621      52,585   x                             x
TARGET CORP                        COM      87612E106     2,970      60,560   x                             x
TEVA PHARMACEUTICAL-SP ADR         COM      881624209     2,843      62,079   x                             x
TEXAS INSTRUMENT                   COM      882508104       860      39,979   x                             x
THERMO FISHER SCIENTIFIC INC       COM      883556102     2,647      48,130   x                             x
3M CO                              COM      88579Y101     6,387      93,498   x                             x
TIME WARNER INC                    COM      887317105     1,871     142,724   x                             x
TORTOISE ENERGY CAPITAL CORP       COM      89147U100     1,524      88,528   x                             x
U S BANCORP                        COM      902973304     1,428      39,652   x                             x
UNION PACIFIC CORP                 COM      907818108       499       7,010   x                             x
UNITED PARCEL SERVICE -CL B        COM      911312106     1,447      23,015   x                             x
UNITED TECHNOLOGIES CORP.          COM      913017109     3,923      65,317   x                             x
USB CAPITAL IX                     PFD      91731KAA8       980   2,000,000   x                             x
VALERO ENERGY CORP                 COM      91913Y100       967      31,900   x                             x
VANGUARD EXPLORER FUND             MF       921926200     1,171      21,863   x                             x
VANGUARD                           MF       921943858       819      23,279   x                             x
VANGUARD WINDSOR II                MF       922018304     1,950      44,115   x                             x
VANGUARD GNMA FUND - INV           MF       922031307       165      16,033   x                             x
VANGUARD EMERGING MKT              MF       922042841     1,508      52,869   x                             x
VANGUARD EMERGING MKT              MF       922042858     1,909      55,090   x                             x
VANGUARD                           MF       922908553     1,192      19,609   x                             x
VANGUARD                           MF       922908595       894      15,088   x                             x
VERIZON COMMUNICATIONS             COM      92343V104     3,952     123,151   x                             x
VIACOM INC                         COM      92553P201       490      19,719   x                             x
WACHOVIA PFD FUNDING               PFD      92977V206       324      36,000   x                             x
WACHOVIA CORP                      COM      929903102       274      78,345   x                             x
WAL-MART STORES                    COM      931142103     8,092     135,117   x                             x
WALGREEN CO                        COM      931422109     1,612      52,075   x                             x
WASTE MANAGEMENT INC               COM      94106L109     1,159      36,800   x                             x
WELLPOINT INC                      COM      94973V107       834      17,840   x                             x
WELLS FARGO CO                     COM      949746101     2,391      63,705   x                             x
WEYERHAEUSER CO                    COM      962166104     3,185      52,571   x                             x
WISDOMTREE INTL                    MF       97717W760       468      10,213   x                             x
WYETH                              COM      983024100     1,344      36,395   x                             x
ZIMMER HOLDINGS INC                COM      98956P102     1,443      22,350   x                             x
HELEN OF TROY LTD                  COM      G4388N106     1,145      50,300   x                             x
INGERSOLL-RAND CO-A                COM      G4776G101     2,160      69,310   x                             x
NOBLE CORP                         COM      G65422100       909      20,715   x                             x
TRANSOCEAN INC                     COM      G90073100       670       6,100   x                             x
WEATHERFORD INTL INC               COM      G95089101     1,612      64,140   x                             x
                                                        560,007